BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred shares, par value	$ 0	$ 0
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	2,869,375	2,832,500
Ordinary shares, shares outstanding	2,869,375	2,832,500
Ordinary shares subject to possible redemption	1,775,987	1,683,000
Redemption price, approximately, of ordinary shares subject to possible redemption	$ 10.183	$ 10.20